Note 14 - Related Party Transactions (Detail) - Loan Transactions With Related Parties (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 1,050	$ 2,147
Balance, end of year	1,380	1,050
New loans	736	11
Departure of related party		(543)
Repayments	$ (406)	$ (565)